Financial Instruments - Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - MXN ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Asset	$ 4,702,000,000	$ 96,000,000
Option to purchase foreign currency | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount		3,701,000,000
Derivatives financial liabilities (assets)		(24,000,000)
Asset		248,000,000
Forward agreements to purchase foreign currency | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional Amount	4,035,000,000	10,700,000,000
Derivatives financial liabilities (assets)	(72,000,000)	(550,000,000)
Asset	$ 310,000,000	$ 36,000,000